Lease obligations - Lease liabilities (Details)	Dec. 31, 2022 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	$ 1,408,302
2023
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	679,718
2024
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	496,123
2025
Disclosure of initial application of standards or interpretations [line items]
Minimum payment	$ 232,461